Mine restoration provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Provisions [Abstract]
Schedule of mine restoration provisions provisions
The following table shows the movement in the provision for mine restoration provisions:

	2025	2024
	$	$

Balance, beginning of year	147,711	107,657
Reclamation spending	(3,134)	(2,088)
Accretion expense	6,499	4,305
Change in obligation	18,331	37,837
Balance, end of year	169,407	147,711
Less: current portion	(18,114)	(7,170)
	151,293	140,541